NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
14.	NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated as follows:

	2009	2010	2011
Numerator:
Net income attributable to Charm Communications Inc.	15,267	37,967	46,147
Accretion of Series A convertible redeemable preferred shares	(7,800)	(1,215)	—
Undistributed earnings allocated to preferred shareholders	(4,000)	(658)	—

Net income attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	3,467	36,094	46,147

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per share	50,000,000	70,483,686	78,266,839
Employee stock options (treasury effect)	2,011,348	2,992,215	3,846,926

Number of ordinary shares outstanding used in computing diluted net income per share	52,011,348	73,475,901	82,113,765

Net income per share—basic	0.07	0.51	0.59
Net income per share—diluted	0.07	0.49	0.56

For the years ended December 31, 2009 and 2010, the Series A convertible redeemable preferred shares (“Series A preferred shares”) were anti-dilutive using “if converted” method in the dilutive earnings per share computation.

A total of 13,578,000, 3,733,377, and nil potentially dilutive securities including employee stock options granted in January and November of 2009 and April of 2010 and nonvested shares granted on November 2010 has been excluded from the dilutive share calculation for the years ended December 31, 2009, 2010 and 2011, respectively, as their effect was anti-dilutive.

The preferred shareholders were entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders. Therefore, dividends on the Series A Preferred Shares were deducted from net income for the computation of net income attributable to ordinary shareholders. Any remaining earnings for the period were allocated to the ordinary shareholders.